Marketable Securities Disclosure	12 Months Ended
Dec. 31, 2018
Notes
Marketable Securities Disclosure

3. Marketable Securities

	2017 Fair value $	Additions $	Disposals $	Impairment $	Unrealized gain $	2018 Fair value $

Marketable securities	8,519	308,714	(308,714)	(3,818)	-	4,701

	2016 Fair value $	Additions $	Disposals $	Impairment $	Unrealized loss $	2017 Fair value $

Marketable securities	9,656	--	--	(1,137)	--	8,519

During the year ended December 31, 2018, as part of a loan agreement (Note 7) the Company acquired marketable securities with a fair value of $382,033 (CAD$495,000) for $308,714 (CAD$400,000) from an arm’s length party, resulting in a gain of $73,320 (CAD$95,000). The purchase was paid by the arm’s length party as the purpose of the transaction was to assist the arm’s length party to dispose of the shares. These shares were later sold for $495,165, resulting in a gain of $113,131 (CAD$146,584). The gains belong to the arm’s length party and therefore was recorded as a payable to the CEO of the Company.